PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to Summary Prospectus dated November 1, 2013

The following replaces “Portfolio Managers” under “Management”:

Timothy W. Atwill, Managing Director at Parametric, has co-managed the Fund since 2014.

Thomas Seto, Managing Director and Director of Portfolio Management at Parametric, has co-managed the Fund since 2007.

David M. Stein, Managing Director and Chief Investment Officer at Parametric, has co-managed the Fund since 2007.

June 2, 2014	14965 6.2.14

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to Prospectus dated November 1, 2013

1.  The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Timothy W. Atwill, Managing Director at Parametric, has co-managed the Fund since 2014.

Thomas Seto, Managing Director and Director of Portfolio Management at Parametric, has co-managed the Fund since 2007.

David M. Stein, Managing Director and Chief Investment Officer at Parametric, has co-managed the Fund since 2007.

2.  The following replaces the fourth paragraph under “Management and Organization”:

The Fund is managed by a team of portfolio managers from Parametric, who are primarily responsible for the day-to-day management of the Fund’s portfolio. The members of the team are Timothy W. Atwill, Thomas Seto and David M. Stein. Mr. Seto and Mr. Stein have been portfolio managers of the Fund since March 2007 and Mr. Atwill has been a portfolio manager since June 2014. Mr. Seto has been Managing Director and Director of Portfolio Management at Parametric for more than five years and has managed other Eaton Vance funds since 2005. Mr. Stein has been Managing Director and Chief Investment Officer at Parametric for more than five years and has managed other Eaton Vance funds since 2005.  Mr. Atwill has been Managing Director at Parametric since 2010 and manages other Eaton Vance funds.  Prior to joining Parametric, Mr. Atwill was a Portfolio Manager and Senior Manager Research Analyst at Russell Investments since 2005.

June 2, 2014	14966 6.2.14

PARAMETRIC TAX-MANAGED EMERGING MARKETS FUND
Supplement to Statement of Additional Information dated November 1, 2013

The following is added to the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Timothy W. Atwill*
Registered Investment Companies	1	$97.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
* As of May 1, 2014. Mr. Atwill became a portfolio manager effective June 1, 2014.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Timothy W. Atwill*	None	$100,001 - $500,000
*As of May 1, 2014.

June 2, 2014